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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 24F-2
                         Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2
                  Read instructions at end of Form before preparing Form.
                                Please print or type.


1.     Name and address of issuer:
       Aetna GET Fund
       10 State House Square, SH11, Hartford, CT 06103-3602

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

3.     Investment Company Act File Number:
       811-5062
       Securities Act File Number:
       33-12723

4(a).  Last day of fiscal year for which this notice is filed:
       December 31, 2000

4(b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2): / /

4(c). Check box if this is the last time the issuer will be filing this Form. / /

5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during
               the fiscal year in reliance on rule 24(f):          $  17,582,430
         (ii)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:                 $  28,147,992
        (iii)  Aggregate price of shares redeemed or repurchased
               during any prior fiscal year ending no earlier
               than October 11, 1995 that were not previously
               used to reduce registration fees payable to the
               Commission:                                         +           0
                                                                   -------------
         (iv)  Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                            -  28,147,992
                                                                   -------------
          (v)  Net sales - if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:    $           0
         (vi)  Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:               $ (10,565,562)
        (vii)  Multiplier for determining registration fee
               (See instruction C.9):                              x      .00025
                                                                   -------------
       (viii)  Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter "0" if no fee is due):       $        0.00
                                                                   =============

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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which the form is filed that are available for use by the issuer in future years, then state that number here: __________

7.     Interest due--if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):      +$____________

8.     Total of the amount of the registration fee due plus any interest
       due [line 5(viii) plus line 7]:                            $        0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       Method of Delivery:                               /x/ Wire Transfer
                                                         / / Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Stephanie A. DeSisto
                           ------------------------
                           Stephanie A. DeSisto, Treasurer


Date March 27, 2001




    *Please print the name and title of the signing officer below the signature